Consolidated Statements Of Changes In Shareholders' Equity ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Over-Allotment Option [Member] CNY (¥)	Common Stock [Member] CNY (¥) shares	Common Stock [Member] Common Class A [Member] CNY (¥) shares	Common Stock [Member] Common Class A [Member] USD ($) shares	Common Stock [Member] Common Class B [Member] CNY (¥) shares	Common Stock [Member] Common Class B [Member] USD ($) shares	Common Stock [Member] Over-Allotment Option [Member] Common Class A [Member] shares	Additional Paid-in Capital [Member] CNY (¥)	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] Over-Allotment Option [Member] CNY (¥)	Accumulated Other Comprehensive Income [Member] CNY (¥)	Accumulated Other Comprehensive Income [Member] USD ($)	Statutory Reserves [Member] CNY (¥)	Statutory Reserves [Member] USD ($)	Accumulated Deficit [Member] CNY (¥)	Accumulated Deficit [Member] USD ($)	Parent [Member] CNY (¥)	Parent [Member] USD ($)	Parent [Member] Over-Allotment Option [Member] CNY (¥)	Non-controlling Interest [Member] CNY (¥)	Non-controlling Interest [Member] USD ($)
Balance at Dec. 31, 2018	¥ (542,317)			¥ 35						¥ 89,160			¥ 8,849		¥ 485		¥ (644,076)		¥ (545,547)			¥ 3,230
Balance at Dec. 31, 2018 | shares				56,791,800
Net loss	(47,994)																(48,545)		(48,545)			551
Issuance of ordinary shares for the vested restricted share units	5			¥ 5															5
Issuance of ordinary shares for the vested restricted share units | shares				7,207,335
Conversion of convertible preferred shares to ordinary shares	678,682			¥ 28						678,654									678,682
Conversion of convertible preferred shares to ordinary shares | shares				39,058,101
Issuance of Class A ordinary shares in connection with initial public offering ("IPO")	238,134			¥ 4						238,130									238,134
Accretion to redemption value of redeemable convertible shares	(17,262)																(17,262)		(17,262)
Issuance of Class A ordinary shares in connection with initial public offering ("IPO") | shares				6,400,000
Share-based compensation	14,747									14,747							0		14,747
Modification of redeemable convertible preferred shares	(9,986)																(9,986)		(9,986)
Other comprehensive income	1,346												1,346						1,346
Appropriation of statutory reserve															550		(550)
Balance at Dec. 31, 2019	315,355			¥ 72	¥ 44		¥ 28			1,020,691			10,195		1,035		(720,419)		311,574			3,781
Balance at Dec. 31, 2019 | shares				109,457,236	64,034,573	64,034,573	45,422,663	45,422,663
Net loss	(92,041)						¥ 0										(87,619)		(87,619)			(4,422)
Issuance of a subsidiary's equity to a non-controlling interest holder	2,023																					2,023
Issuance of Class A ordinary shares pursuant to underwriters' exercise of over-allotment option			¥ 5,751									¥ 5,751									¥ 5,751
Issuance of Class A ordinary shares pursuant to underwriters' exercise of over-allotment option | shares									170,062
Class B ordinary shares converted to Class A ordinary shares | shares					430,108	430,108	(430,108)	(430,108)
Share-based compensation	54,857									54,857									54,857
Other comprehensive income	(8,245)												(8,245)						(8,245)
Balance at Dec. 31, 2020	277,700				¥ 44		¥ 28			1,081,299			1,950		1,035		(808,038)		276,318			1,382
Balance at Dec. 31, 2020 | shares					64,634,743	64,634,743	44,992,555	44,992,555
Net loss	(313,896)	$ (49,258)															(313,959)		(313,959)			63
Issuance of ordinary shares for the vested restricted share units	2				¥ 2														2
Issuance of ordinary shares for the vested restricted share units | shares					3,002,130	3,002,130
Issuance of Class A ordinary shares in connection with initial public offering ("IPO")	256,945				¥ 1					256,944									256,945
Issuance of Class A ordinary shares in connection with initial public offering ("IPO") | shares					1,230,769	1,230,769
Class B common shares converted to Class A common shares					¥ 3		¥ (3)
Class B ordinary shares converted to Class A ordinary shares | shares					4,855,995	4,855,995	(4,855,995)	(4,855,995)
Share-based compensation	121,131									121,131									121,131
Other comprehensive income	(7,836)	(1,229)											(7,836)						(7,836)
Issuance of ordinary shares to the depository bank | shares					2,500,000	2,500,000
Settlement of vested restricted share units with shares held by the depositary bank, shares | shares					(1,914,630)	(1,914,630)
Appropriation of statutory reserve															156		(156)
Balance at Dec. 31, 2021	¥ 334,046	$ 52,420			¥ 50	$ 8	¥ 25	$ 4		¥ 1,459,374	$ 229,008		¥ (5,886)	$ (924)	¥ 1,191	$ 187	¥ (1,122,153)	$ (176,090)	¥ 332,601	$ 52,193		¥ 1,445	$ 227
Balance at Dec. 31, 2021 | shares					74,309,007	74,309,007	40,136,560	40,136,560